Fair Value Measurements - Narrative (Details) - USD ($)	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers out of level 3	$ 0
Amount in demand accounts	$ 111,800,000
Flame Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Money Market and Treasury Securities held in Trust Account		$ 63,558,404	$ 290,718,297
Promissory Note [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Flame Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers out of level 3		$ 0	$ 0
Private Placement Warrants held by FL Co-Investment and Intrepid Financial Partners [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Class of warrants or rights term	5 years
Working Capital Warrants and the Private Placement Warrants, excluding Private Placement Warrants held by FL Co-Investment and Intrepid Financial Partners [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Class of warrants or rights term	5 years